UNITED STATES SECURITIES AND
                               EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                                 FORM 13F COVER
                                      PAGE


Report for the Calendar Year or Quarter Ended:     December 31, 2005
                                                   -----------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.

                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Taube Hodson Stonex Partners Limited
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Address: 1st Floor Cassini House
         ---------------------------------
         57-59 St James's Street
         ---------------------------------
         London SW1A 1LD
         ---------------------------------
         England
         ---------------------------------

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Compliance Administrator:

Name:   James Cameron
        -----------------------
Title:  Compliance Adminstrator
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Phone:  +44(20) 7659-4227
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Signature, Place, and Date of Signing:


/s/James Cameron
----------------
[Signature]

London, England
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[City, State]

March 9, 2006
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY:


Number of Other Included Managers:


        None


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Form 13F Information Table Entry Total:


        16

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Form 13F Information Table Value Total:

        $861,756,384.82

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                           FORM 13F INFORMATION TABLE


NAME OF ISSUER        TITLE OF       CUSIP          VALUE       SHARES/    SH/PRN  PUT/  INVESTMENT OTHER       SOLE    SHARED  NONE
--------------        ---------      -----          -----       -------    ------  ----  ---------- ------      ----    ------  ----
                      CLASS                         (x$1000)    PRN AMT            CALL  DISCRETION MANAGERS
                      -----                         --------    -------            ----  ---------- --------

ALCOA INC             COMMON         01381710 A     101,741.50   3,440,700   SH           SOLE                  3,440,700
AMDOCS LTD            ORD            G0260210 A      34,045.00   1,238,000   SH           SOLE                  1,238,000
CONOCOPHILLIPS        COMMON         20825C10 A      92,534.01   1,590,478   SH           SOLE                  1,590,478
DIRECTV GROUP INC     COMMON         25459L10 A      72,016.24   5,100,300   SH           SOLE                  5,100,300
ENERGY PARTNERS LTD   COMMON         29270U10 A       8,195.22     376,100   SH           SOLE                    376,100
FLOR EAST COAST INDS  COMMON         34063210 A      22,238.70     524,869   SH           SOLE                    524,869
HILTON HOTELS CORP    COMMON         43284810 A     112,697.37   4,674,300   SH           SOLE                  4,674,300
HUMAN GENOME SCI      COMMON         44490310 F      29,679.99   3,647,288   SH           SOLE                  3,647,288
LUCENT TECHNOLOGIES   WTS DEC 10 07  54946313 F          57.71     102,134   PRN          SOLE                    102,134
MARATHON OIL CORP     COMMON         56584910 A     109,428.96   1,794,800   SH           SOLE                  1,794,800
NETBANK INC           COMMON         64093310 F      12,338.98   1,709,000   SH           SOLE                  1,709,000
PFIZER INC            COMMON         71708110 A     110,427.20   4,735,300   SH           SOLE                  4,735,300
PUBLICARD INC         COMMON         744667210 A     82,065.00   2,735,500   SH           SOLE                  2,735,500
SOUTH FINL GROUP INC  COMMON         83784110 F         385.56      14,000   SH           SOLE                     14,000
ST JOE CO             COMMON         79014810 A      82,783.65   1,231,533   SH           SOLE                  1,231,533
VERIZON COMMUNICATNS  COMMON         92343V10 A      73,104.25   2,427,100   SH           SOLE                  2,427,100
